Debt and Capital Structure	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Debt and Capital Structure

25. DEBT AND CAPITAL STRUCTURE
A) Short-Term Borrowings

As at December 31,	Notes	2021	2020
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	79	121
Sunrise Uncommitted Demand Credit Facility	iii	—	—
Total Debt Principal		79	121
i) Uncommitted Demand Facilities
At closing of the Arrangement on January 1, 2021, the Company assumed Husky’s uncommitted demand facilities of $975 million. As at January 1, 2021, $40 million in direct borrowings were outstanding and $427 million letters of credit were outstanding under these facilities.
In the three months ended December 31, 2021, the Company cancelled and replaced all uncommitted demand facilities, which included those assumed in the Arrangement, and entered into new uncommitted demand facilities. As at December 31, 2021, the Company had uncommitted demand facilities of $1.9 billion (December 31, 2020 – $1.6 billion) in place, of which $1.4 billion (December 31, 2020 – $600 million) may be drawn for general purposes, or the full amount can be available to issue letters of credit. As at December 31, 2021, there were outstanding letters of credit aggregating to $565 million (December 31, 2020 – $441 million) and no direct borrowings.
ii) WRB Uncommitted Demand Facilities
WRB has uncommitted demand facilities of US$300 million (the Company’s proportionate share – US$150 million), which may be used to cover short-term working capital requirements. Subsequent to December 31, 2021, WRB added an incremental US$150 million in demand facilities (the Company's proportionate share – US$75 million).
iii) Sunrise Uncommitted Demand Credit Facility
Sunrise has an uncommitted demand credit facility of $10 million (the Company’s proportionate share – $5 million), which is available for general purposes.
B) Long-Term Debt

As at December 31,	Notes	2021	2020
Revolving Term Debt (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	9,363	7,510
Canadian Dollar Unsecured Notes	ii	2,750	—
Total Debt Principal		12,113	7,510
Net Debt Premiums (Discounts) and Transaction Costs (2)		272	(69)
Long-Term Debt		12,385	7,441
(1)Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.
(2)Includes $353 million net debt premiums related to the Canadian and U.S. dollar denominated unsecured notes assumed at fair value in the Arrangement.
In 2021, pledges of intercompany obligations owing to Cenovus Energy Inc., made in favour of the holders of select previously issued Husky notes were terminated in accordance with their respective terms. The pledge terminations ensured all bond holders were ranked equally in right of payment with all of Cenovus’s other unsecured and unsubordinated indebtedness.
For the year ended December 31, 2021, the weighted average interest rate on outstanding debt, including the Company’s proportionate share of the WRB and Sunrise uncommitted demand facilities, was 4.6 percent (2020 – 4.9 percent).
i) Committed Credit Facilities
At closing of the Arrangement on January 1, 2021, the Company assumed Husky’s committed credit facilities of $4.0 billion. As at January 1, 2021, $350 million was outstanding.
On August 18, 2021, $8.5 billion of committed credit facilities, which included those assumed in the Arrangement, were cancelled and replaced with a $6.0 billion committed revolving credit facility. The committed revolving credit facility consists of a $2.0 billion tranche maturing on August 18, 2024, and a $4.0 billion tranche maturing on August 18, 2025. As at December 31, 2021, no amount was drawn on the credit facility.
ii) U.S. Dollar Denominated Unsecured Notes and Canadian Dollar Unsecured Notes
At closing of the Arrangement on January 1, 2021, the Company assumed Husky’s 3.55 percent 3.60 percent and 3.50 percent Canadian dollar unsecured notes with a fair value of $2.9 billion (notional value – $2.8 billion) and 3.95 percent 4.00 percent, 4.40 percent and 6.80 percent U.S. dollar denominated unsecured notes with a fair value of $3.4 billion (notional value –US$2.4 billion or C$3.0 billion).
On March 31, 2021, Cenovus Energy Inc. and Husky Energy Inc. amalgamated and Cenovus Energy Inc. became the direct obligor on all of Husky's unsecured notes.
The Company closed a public offering in the U.S. on September 13, 2021, for US$1.25 billion of senior unsecured notes, consisting of US$500 million 2.65 percent senior unsecured notes due January 15, 2032, and US$750 million 3.75 percent senior unsecured notes due February 15, 2052.
In September and October 2021, the Company paid US$2.3 billion to repurchase a portion of its unsecured notes with a principal amount of US$2.2 billion. A net premium on the redemption of $121 million was recorded in finance costs. The following principal amounts of Cenovus's unsecured notes were repurchased:
•3.95 percent unsecured notes due 2022 – US$500 million (fully repurchased).
•3.00 percent unsecured notes due 2022 – US$500 million (fully repurchased).
•3.80 percent unsecured notes due 2023 – US$335 million.
•4.00 percent unsecured notes due 2024 – US$481 million.
•5.38 percent unsecured notes due 2025 – US$334 million.

The principal amounts of the Company’s unsecured notes are:

	2021		2020
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Unsecured Notes
3.00% due August 15, 2022	—	—	500	637
3.80% due September 15, 2023	115	146	450	573
4.00% due April 15, 2024	269	341	—	—
5.38% due July 15, 2025	666	844	1,000	1,273
4.25% due April 15, 2027	962	1,220	962	1,225
4.40% due April 15, 2029	750	951	—	—
2.65% due January 15, 2032	500	634	—	—
5.25% due June 15, 2037	583	739	583	742
6.80% due September 15, 2037	387	490	—	—
6.75% due November 15, 2039	1,390	1,763	1,390	1,770
4.45% due September 15, 2042	155	197	155	198
5.20% due September 15, 2043	58	73	58	74
5.40% due June 15, 2047	800	1,014	800	1,018
3.75% due February 15, 2052	750	951	—	—
	7,385	9,363	5,898	7,510
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	—	750	—	—
3.60% due March 10, 2027	—	750	—	—
3.50% due February 7, 2028	—	1,250	—	—
	—	2,750	—	—
Total Unsecured Notes	7,385	12,113	5,898	7,510
As at December 31, 2021, the Company is in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreements, not to exceed 65 percent. The Company is well below this limit.
C) Mandatory Debt Payments

	U.S. Dollar Denominated Unsecured Notes		Canadian Dollar Unsecured Notes	Total (1)
As at December 31, 2021	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2023	115	146	—	146
2024	269	341	—	341
2025	666	844	750	1,594
Thereafter	6,335	8,032	2,000	10,032
	7,385	9,363	2,750	12,113
(1) On January 10, 2022, the Company announced that it intends to redeem its outstanding 3.80 percent unsecured notes and 4.00 percent unsecured notes on February 9, 2022. The total amount of mandatory debt payments has not been adjusted for this redemption.
D) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments, and is used in managing the Company's capital. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, specified financial measures consisting of net debt to adjusted earnings before interest, taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio between 1.0 and 1.5 times and Net Debt between $6 billion to $8 billion over the long-term at a WTI price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices.
On October 7, 2021, Cenovus filed a base shelf prospectus that allows the Company to offer, from time to time, up to US$5.0 billion, or the equivalent in other currencies, of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere where permitted by law. The base shelf prospectus will expire in November 2023. Offerings under the base shelf prospectus are subject to market conditions. As at December 31, 2021, US$4.7 billion remained available under Cenovus's base shelf prospectus for permitted offerings.
Net Debt to Adjusted EBITDA

As at December 31,	2021	2020 (1)	2019 (1)
Short-Term Borrowings	79	121	—
Long-Term Portion of Long-Term Debt	12,385	7,441	6,699
Less: Cash and Cash Equivalents	(2,873)	(378)	(186)
Net Debt	9,591	7,184	6,513

Net Earnings (Loss)	587	(2,379)	2,194
Add (Deduct):
Finance Costs	1,082	536	511
Interest Income	(23)	(9)	(12)
Income Tax Expense (Recovery)	728	(851)	(797)
Depreciation, Depletion and Amortization	5,886	3,464	2,249
Exploration Expense	18	91	82
Unrealized (Gain) Loss on Risk Management	2	56	149
Foreign Exchange (Gain) Loss, Net	(174)	(181)	(404)
Re-measurement of Contingent Payment	575	(80)	164
(Gain) Loss on Divestitures of Assets	(229)	(81)	(2)
Other (Income) Loss, Net	(309)	40	9
(Income) Loss From Equity-Accounted Affiliates	(57)	—	—
Adjusted EBITDA (2)	8,086	606	4,143

Net Debt to Adjusted EBITDA	1.2x	11.9x	1.6x
(1) Comparative figures include Cenovus's results prior to the closing of the Arrangement on January 1, 2021, and do not reflect any historical data from Husky.
(2)     Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

As at December 31,	2021	2020 (1)	2019 (1)
Net Debt	9,591	7,184	6,513
Shareholders’ Equity	23,596	16,707	19,201
Capitalization	33,187	23,891	25,714

Net Debt to Capitalization	29%	30%	25%
(1)